RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 - RELATED PARTIES

At December 31, 2022 and 2021, the amount due to two stockholders was $1,000 relating to depositing funds for opening bank accounts for the Company.

The Company leases its current office facility on a month-to-month basis at a monthly rent of $250 starting January 1, 2020. For the year ended December 31, 2022 and 2021, rent expense earned by the stockholder amounted to $3,000 and $3,000, respectively. The Company has recorded $250 and $750 of rent payable to the stockholder in accounts payable as of December 31, 2022 and 2021, respectively.

The Company awarded shares payable to officers and a director valued at $13,941 and $349,657 for the years ended December 31, 2022 and 2021, respectively, pursuant to the terms of an exchange agreement (Note 4). Shares payable to officers and a director were $13,941 and $0 at December 31, 2022 and 2021, respectively. The officers and a director converted shares payable valued at $1,062,986 into 3,543,288 shares of common stock for the year ended December 31, 2021. No convertible preferred stock was issued to related parties in 2022 and 2021, respectively.